Gross investment and present value of minimum lease payment of finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	₩ 1,917,329	₩ 1,900,179
Unearned finance income	144,674	216,802
Present value of minimum lease payment	1,772,655	1,683,377
Not later than 1 year
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	678,790	529,326
Unearned finance income	73,230	94,809
Present value of minimum lease payment	605,560	434,517
1~2 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	527,757	443,708
Unearned finance income	43,701	63,226
Present value of minimum lease payment	484,056	380,482
2~3 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	391,447	469,754
Unearned finance income	21,169	37,725
Present value of minimum lease payment	370,278	432,029
3~4 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	219,040	289,798
Unearned finance income	6,089	16,773
Present value of minimum lease payment	212,951	273,025
4~5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	93,975	150,811
Unearned finance income	432	4,225
Present value of minimum lease payment	93,543	146,586
Later than 5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	6,320	16,782
Unearned finance income	53	44
Present value of minimum lease payment	₩ 6,267	₩ 16,738